ARDENT MINES LIMITED - AUDITED BALANCE SHEETS FOR JUNE 30, 2011 (USD $)	Jun. 30, 2011
ASSETS
Cash	$ 885,978
Total Current Assets	885,978
Computer equipment and software, net of accumulated depreciation of $0	3,641
Mining rights	250,000
TOTAL ASSETS	1,139,619
LIABILITIES AND STOCKHOLDERS’EQUITY (DEFICIT)
Accounts payable	108,904
Accrued executive compensation	10,000
Accrued director compensation	60,000
Accrued interest on loan	24,941
Convertible notes payable	750,000
Total Current Liabilities	953,845
TOTAL LIABILITIES	953,845
Stockholders’ Equity (Deficit)
Common Stock, $0.00001 par value, 100,000,000 shares authorized 16,013,650 and 14,957,650 issue and outstanding, respectively	160
Additional paid-in capital	6,792,917
Deficit accumulated during the exploration stage	(6,607,303)
Total Stockholders’ Equity (Deficit)	185,774
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,139,619